Risk/Return Summary - FidelityTax-ExemptMoneyMarketFund-PremiumPRO	Apr. 02, 2024
FidelityTax-ExemptMoneyMarketFund-PremiumPRO | Fidelity Tax-Exempt Money Market Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Tax-Exempt Money Market Fund Premium Class December 30, 2023 Prospectus